                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter: March 31, 2010

Check here if Amendment [_]; Amendment Number:
                                               ----------
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:    Pettyjohn Co
Address: 1925 Atherholt Road
         Lynchburg, VA  24501

Form 13F File Number: 028-05957

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name:  John D. Doyle, Jr.
Title: President
Phone: 434-845-1266

SIGNATURE, PLACE, AND DATE OF SIGNING:


/s/ John D. Doyle, Jr.      Lynchburg, VA         04/14/2010
-------------------------   -------------------   ----------
    [Signature]             [City, State]           [Date]

REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         71
Form 13F Information Table Value Total:     99,436
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
NAME OF                       TITLE OF               VALUE     SHRS OR                     INVESTMENT    VOTING   AUTHORITY
ISSUER                         CLASS      CUSIP    (X $1000)    PM AMT   SH/PRN  PUT/CALL  DISCRETION     SOLE      SHARED   NONE
------                       ---------  ---------  ---------  ---------  ------  --------  ----------  ---------  ---------  ----
ABB Ltd                      common     000375204        352     16,125                       Sole        16,125
Archer Daniels Midland       common     039483102        301     10,398                       Sole        10,398
Abbott Labs                  common     002824100      2,642     50,144                       Sole        50,144
A T & T                      common     00206R102        991     38,352                       Sole        38,352
A T & T Pfd 6.375%           preferred  00211G208      1,208     45,800                       Sole        45,800
Baker Hughes                 common     057224107      1,274     27,200                       Sole        27,200
Bank of America              common     060505104      1,039     58,216                       Sole        58,216
BB&T                         common     054937107      1,027     31,696                       Sole        31,696
Becton Dickinson             common     075887109        736      9,352                       Sole         9,352
BHP Billiton                 common     088606108      2,482     30,904                       Sole        30,904
Blackrock Insd Muni          common     092474105        241     24,006                       Sole        24,006
Boeing                       common     097023105        795     10,950                       Sole        10,950
BP                           common     055622104        999     17,507                       Sole        17,507
Canadian Natl Railway        common     136375102      1,124     18,550                       Sole        18,550
Caterpillar                  common     149123101      1,339     21,300                       Sole        21,300
Chesapeake Energy            common     165167107      1,209     51,150                       Sole        51,150
Chevron Corp                 common     166764100        827     10,900                       Sole        10,900
Cisco                        common     17275R102      1,133     43,525                       Sole        43,525
Claymore Solar Energy ETF    common     18383M621        134     15,600                       Sole        15,600
Coca-Cola                    common     191216100      1,636     29,752                       Sole        29,752
Conoco Phillips              common     20825C104      2,445     47,786                       Sole        47,786
Consolidated Edison          common     209115104        200      4,500                       Sole         4,500
Corning Inc                  common     219350105        290     14,350                       Sole        14,350
CSX                          common     126408103        229      4,501                       Sole         4,501
CVS/Caremark                 common     126650100      2,256     61,710                       Sole        61,710
Developers Diversified Rlty  common     251591103        310     25,434                       Sole        25,434
Devon Energy                 common     25179M103        556      8,625                       Sole         8,625
Dominion Resources           common     25746U109      1,308     31,814                       Sole        31,814
Exelon Corp                  common     30161N101      1,477     33,725                       Sole        33,725
Exxon- Mobil                 common     30231G102      7,410    110,630                       Sole       110,630
Fedex Corp                   common     31428X106        859      9,201                       Sole         9,201
FMC Corp                     common     302491303      1,265     20,900                       Sole        20,900
FPL Group                    common     302571104        822     17,000                       Sole        17,000
GE                           common     369604103      3,138    172,398                       Sole       172,398
Health Care REIT             common     42217K106        309      6,825                       Sole         6,825
Hewlett Packard              common     428236103      1,022     19,225                       Sole        19,225
Intel                        common     458140100        256     11,505                       Sole        11,505
International Bus. Mach.     common     459200101      2,078     16,203                       Sole        16,203
ishares Healthcare Ind       common     464287762      1,076     16,225                       Sole        16,225
ishares Lehman 1-3 yr Trs    common     464287547      1,296     15,550                       Sole        15,550
ishares MSCI Brazil          common     464286400        215      2,925                       Sole         2,925
ishares S&P Natl Muni        common     464288414        519      5,025                       Sole         5,025
ishares Technology Index     common     464287721        810     13,875                       Sole        13,875
ITT Industries               common     450911102      1,953     36,425                       Sole        36,425
Jacobs Engineering           common     469814107        559     12,375                       Sole        12,375
Johnson & Johnson            common     478160104      4,944     75,833                       Sole        75,833
Lincoln Natl Corp            common     534187109        723     23,559                       Sole        23,559

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
Lowes Companies              common     548661107      1,082     44,650                       Sole        44,650
3M                           common     604059105      1,978     23,668                       Sole        23,668
McKesson Corp                common     58155Q103        979     14,900                       Sole        14,900
Modine                       common     607828100        126     11,175                       Sole        11,175
Norfolk Southern             common     655844108      2,294     41,043                       Sole        41,043
Norvartis ADR                common     66987V109        665     12,300                       Sole        12,300
Nuveen Municipal Value       common     670928100      1,721    175,456                       Sole       175,456
PepsiCo                      common     713448108      4,977     75,220                       Sole        75,220
Philip Morris Intl           common     718172109        379      7,261                       Sole         7,261
Plum Creek Timber            common     729251108        693     17,800                       Sole        17,800
Procter & Gamble             common     742718109      6,393    101,037                       Sole       101,037
Progress Energy              common     743263105        616     15,662                       Sole        15,662
Qualcomm Inc                 common     747525103      1,029     24,525                       Sole        24,525
Charles Schwab Corp          common     808513105        612     32,750                       Sole        32,750
SPDR Fanancial Sector        common     81369Y605        957     60,000                       Sole        60,000
SPDR Short Term Muni Bk      common     78464A425        340     14,200                       Sole        14,200
SPDR Tr I Unit Ser 1         common     78462F103        703      6,006                       Sole         6,006
SunTrust Bank                common     867914103        227      8,469                       Sole         8,469
United Parcel Service        common     911312106        710     11,025                       Sole        11,025
United Technologies          common     913017109      5,557     75,487                       Sole        75,487
Vanguard Div Apprec ETF      common     921908844      1,610     32,975                       Sole        32,975
Verizon                      common     92343V104      3,317    106,919                       Sole       106,919
WalMart                      common     931142103      2,325     41,825                       Sole        41,825
Wells Fargo                  common     949746101        332     10,665                       Sole        10,665
                                                      99,436  2,344,569                                2,344,569